OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Schedule of Debt
	December 31,
	2012	2011

Long term payable	$-	$166
Long term tax liability (Note 14a)	91	222
Deferred tax liability, net	54	352

	$145	$740